Associates and joint ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	£ 31	£ 13	£ 5
Other comprehensive income	254	713	962
Sales to associates and joint ventures	43	£ 41	£ 43
Innoviva Inc [member]
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	33
Other comprehensive income	£ 0